Acquisition (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Acquisition (Textual)
Income (Loss) from Equity Method Investments		$ (99,038)	$ (125,890)	$ (63,736)
Losses in equity method accounting			$ 214,365	$ 88,475
Exchange for Junior Bridge Notes in the amount	49,590
Equity method investment, ownership percentage			20.00%
El Toro's revenues	150,239
El Toro's net loss	$ (285,928)
Acquisition [Member]
Acquisition (Textual)
Equity method investment, ownership percentage			20.00%
Titan El Toro, LLC [Member]
Acquisition (Textual)
Other Liabilities			$ 942,000
Exchange for Junior Bridge Notes in the amount			$ 942,000
Exchange for shares units			10,892
Equity method investment, ownership percentage			80.00%
Business acquisition of gain excess fair value			$ 28,090